OTHER PROVISIONS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-current provisions
Beginning balance, non-current	€ 237	€ 330
Additions, non-current	169	693
Utilization, non-current	61	787
Ending balance, non-current	345	237
Current provisions
Beginning balance, current	973	360
Additions, current	420	2,504
Utilization, current	1,115	1,520
Reversal of unused amount, current	94	370
Ending balance, current	184	973
Warranty provision
Non-current provisions
Beginning balance, non-current	238	211
Additions, non-current		211
Utilization, non-current	27	184
Ending balance, non-current	211	238
Current provisions
Beginning balance, current	225	139
Additions, current	250	152
Utilization, current	374	66
Reversal of unused amount, current	62
Ending balance, current	39	225
Jubilee provision
Non-current provisions
Beginning balance, non-current	2	119
Additions, non-current	169	482
Utilization, non-current	34	603
Ending balance, non-current	134	2
Provision for legal claims
Current provisions
Beginning balance, current	53	67
Additions, current		44
Utilization, current	40
Reversal of unused amount, current	4	58
Ending balance, current	9	53
Other provisions
Current provisions
Beginning balance, current	695	153
Additions, current	170	2,308
Utilization, current	700	1,454
Reversal of unused amount, current	28	312
Ending balance, current	€ 136	€ 695